FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 27,059
Derivative Liability, Current	20,491	767
Vendors Derivatives One [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Oct. 02, 2015
Derivative, Notional Amount	4,783
Derivative Liability, Current	3,360	0
Vendors Derivatives Two [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Dec. 26, 2014
Derivative, Notional Amount	2,500
Derivative Liability, Current	1,638
Convertible Notes Loans Derivatives One [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Dec. 23, 2014
Derivative, Notional Amount	500
Derivative Liability, Current	200	0
Convertible Notes Loans Derivatives Two [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Dec. 27, 2014
Derivative, Notional Amount	350
Derivative Liability, Current	232
Convertible Notes Loans Derivatives Three [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Dec. 01, 2023
Derivative, Notional Amount	3,051
Derivative Liability, Current	3,018
VAG Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Sep. 13, 2014
Derivative, Notional Amount	5,875
Derivative Liability, Current	4,860	0
VPP Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Termination Date	Dec. 09, 2014
Derivative, Notional Amount	10,000
Derivative Liability, Current	$ 6,914	$ 0